Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The below table provides an analysis of related party revenues for periods presented in this report.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)
Management fee revenues (a)	98	135	113
Reimbursable revenues (b)	65	148	218
Leasing revenues (c)	26	19	1
Other	—	3	1

Total related party operating revenues	189	305	333

(a)
We provide management and administrative services to SeaMex, Sonadrill and, until May 2021, Aquadrill, as well as operational and technical support services to SeaMex, Sonadrill, Northern Ocean and, until May 2021, Aquadrill. We charge our affiliates for support services provided either on a cost-plus mark-up
or dayrate basis.

(b)
We recognized reimbursable revenues from Northern Ocean for work performed to mobilize the Northern Ocean rigs
West Mira
and
West Bollsta
, as well as from Sonangol relating to preparation costs for the
Quenguela
contract commencing in January 2022. Following the cancellation of the Wintershall contract, a settlement agreement has been signed with Northern Ocean extinguishing all outstanding claims. In December

2021, the agreement became effective and the CECL provision of $138 million was written off against the receivable. The remaining receivable of $18 million was net was settled for no cash against the lease liability owed to Northern Ocean for the
West Bollsta
.

(c)	Lease revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill.
The below table provides an analysis of related party operating expenses for periods presented in this report.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
West Bollsta lease (d)	57	10	—
West Hercules lease (e)	10	—	—
Other related party operating expenses (f)	3	2	3

Total related party operating expenses	70	12	3

(d)	Seadrill entered a charter agreement to lease the West Bollsta rig from Northern Ocean in 2020. Refer to Note 22 — “Leases” for details.
(e)	Lease expense following the change to operating lease in August 2021. Refer to Note 22 - “Leases” for details.
(f)	We received services from certain other related parties. These included management and administrative services from Frontline and other services from Seatankers.
The below table provides an analysis of related party receivable balances for periods presented in this report.

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Related party loans and interest (g)	9	8
Trading balances (h)	20	236
Allowance for expected credit loss (i)	(1)	(153)

Total related party receivables	28	91

Of which:
Amounts due from related parties - current	28	85
Amounts due from related parties - non-current	—	6

Total amounts due from related parties	28	91

(g)	Sponsor Minimum Liquidity Shortfall loan receivable from SeaMex which earns interest at 6.5% plus 3-month US LIBOR.
(h)
Trading balances are primarily comprised of receivables from Gulfdrill for lease income, as well as from SeaMex and Sonadrill for related party management and crewing fees. Per our contractual terms these balances are either settled monthly or quarterly in arrears, or in certain cases, in advance. After its emergence from Chapter 11 in May 2021, Aquadrill is no longer considered a related party and any amounts due from them have been reclassified to “Accounts receivable, net” in our Consolidated Balance Sheets.

The below table provides an analysis of the receivable balance:.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020
Northern Ocean	—	140
Aquadrill	—	61
Gulfdrill	13	17
Sonadrill	4	10
NSNCo/SeaMex (Discontinued operations)	3	8
Gross amount receivable	20	236
Less: CECL allowance	(1)	(153)

Receivable net of CECL allowance	19	83

(i)
Allowances recognized for expected credit losses on our related party loan and trade receivables following adoption of accounting standard update
2016-13
- Measurement of Credit Losses on Financial Instruments. Refer to Note 5
–
“Current expected credit losses” for details.

The below table provides an analysis of related party payable balances for periods presented in this report.

(In $ millions)	December 31, 2021	December 31, 2020
Liabilities from Seadrill to SFL (k)	503	426
Trading balances (l)	—	7

Total related party liabilities	503	433

Of which:
Amounts due to related parties - current	—	7
Long-term debt due to related parties	—	426
Liabilities subject to compromise	503	—
On filing for Chapter 11, our prepetition related party payables were reclassified to “liabilities subject to compromise” in our Consolidated Balance Sheets at December 31, 2021. For further information on our bankruptcy proceedings refer to Note 4—Chapter 11 of our Consolidated Financial Statements included herein.

(k)
The liabilities to SFL represented $1.1 billion of lease liabilities between Seadrill and certain special purpose vehicles (“
SPVs
”), that are legal subsidiaries, of SFL. Seadrill consolidated these SPVs under the variable interest model until December 2020, when their deconsolidation was triggered by default on the leases. Refer to Note 4—Chapter 11 for further details. On deconsolidation, Seadrill recognized the lease liabilities at a significant discount, reflecting its credit position at the time.

The following table provides a summary of the lease liabilities to SFL as at December 31, 2021 and December 31, 2020.

(In $ millions)	December 31, 2021	December 31, 2020
West Taurus lease liability	345	147
West Linus lease liability	158	142
West Hercules lease liability	—	137

Total lease liabilities to SFL	503	426
The lease on the
West Taurus
was rejected through the bankruptcy court which resulted in a remeasurement of the liability to its expected claim value, which will be extinguished on emergence from
C
hapter 11.
The
West Hercules
and
West Linus
leases were modified in August 2021 and February 2022 respectively, with the associated liabilities being derecognized at the point of lease amendment. See Note 34 – Subsequent events for more details on the
West Linus
.

(l)
Trading balances in 2020 primarily included related party payables due to Aquadrill and SeaMex. As part of the settlement agreement with Aquadrill all claims on pre-petition
positions held were waived.